Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
Entity Central Index Key	0000827060
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000016473 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Core Value Fund
Class Name	Investor Class
Trading Symbol	BIGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined Core Value Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 1,965,202,686
Holdings Count | holding	203
Advisory Fees Paid, Amount	$ 6,426,479
Investment Company, Portfolio Turnover	48.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	7%
Short-Term Investments	0.7%	Pharmaceuticals	6%
Other Assets and Liabilities	0.0%	Financial Services	5%
		Machinery	5%
		Consumer Staples Distribution & Retail	5%

C000016475 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Core Value Fund
Class Name	I Class
Trading Symbol	AMGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined Core Value Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 1,965,202,686
Holdings Count | holding	203
Advisory Fees Paid, Amount	$ 6,426,479
Investment Company, Portfolio Turnover	48.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	7%
Short-Term Investments	0.7%	Pharmaceuticals	6%
Other Assets and Liabilities	0.0%	Financial Services	5%
		Machinery	5%
		Consumer Staples Distribution & Retail	5%

C000016474 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Core Value Fund
Class Name	A Class
Trading Symbol	AMADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined Core Value Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Net Assets	$ 1,965,202,686
Holdings Count | holding	203
Advisory Fees Paid, Amount	$ 6,426,479
Investment Company, Portfolio Turnover	48.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	7%
Short-Term Investments	0.7%	Pharmaceuticals	6%
Other Assets and Liabilities	0.0%	Financial Services	5%
		Machinery	5%
		Consumer Staples Distribution & Retail	5%

C000016476 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Core Value Fund
Class Name	C Class
Trading Symbol	ACGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined Core Value Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$85	1.65%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.65%
Net Assets	$ 1,965,202,686
Holdings Count | holding	203
Advisory Fees Paid, Amount	$ 6,426,479
Investment Company, Portfolio Turnover	48.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	7%
Short-Term Investments	0.7%	Pharmaceuticals	6%
Other Assets and Liabilities	0.0%	Financial Services	5%
		Machinery	5%
		Consumer Staples Distribution & Retail	5%

C000016477 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Core Value Fund
Class Name	R Class
Trading Symbol	AICRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined Core Value Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$60	1.15%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
Net Assets	$ 1,965,202,686
Holdings Count | holding	203
Advisory Fees Paid, Amount	$ 6,426,479
Investment Company, Portfolio Turnover	48.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	7%
Short-Term Investments	0.7%	Pharmaceuticals	6%
Other Assets and Liabilities	0.0%	Financial Services	5%
		Machinery	5%
		Consumer Staples Distribution & Retail	5%

C000189761 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Core Value Fund
Class Name	R5 Class
Trading Symbol	AICGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined Core Value Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 1,965,202,686
Holdings Count | holding	203
Advisory Fees Paid, Amount	$ 6,426,479
Investment Company, Portfolio Turnover	48.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	7%
Short-Term Investments	0.7%	Pharmaceuticals	6%
Other Assets and Liabilities	0.0%	Financial Services	5%
		Machinery	5%
		Consumer Staples Distribution & Retail	5%

C000016462 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Growth Fund
Class Name	Investor Class
Trading Symbol	ADSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$49	0.92%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.92%
Net Assets	$ 461,294,233
Holdings Count | holding	116
Advisory Fees Paid, Amount	$ 1,996,571
Investment Company, Portfolio Turnover	26.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Software	22%
Short-Term Investments	0.8%	Semiconductors and Semiconductor Equipment	17%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	13%
		Interactive Media and Services	10%
		Broadline Retail	6%

C000016464 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Growth Fund
Class Name	I Class
Trading Symbol	ADCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$38	0.72%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
Net Assets	$ 461,294,233
Holdings Count | holding	116
Advisory Fees Paid, Amount	$ 1,996,571
Investment Company, Portfolio Turnover	26.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Software	22%
Short-Term Investments	0.8%	Semiconductors and Semiconductor Equipment	17%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	13%
		Interactive Media and Services	10%
		Broadline Retail	6%

C000189758 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Growth Fund
Class Name	Y Class
Trading Symbol	ADCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Net Assets	$ 461,294,233
Holdings Count | holding	116
Advisory Fees Paid, Amount	$ 1,996,571
Investment Company, Portfolio Turnover	26.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Software	22%
Short-Term Investments	0.8%	Semiconductors and Semiconductor Equipment	17%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	13%
		Interactive Media and Services	10%
		Broadline Retail	6%

C000016463 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Growth Fund
Class Name	A Class
Trading Symbol	ADCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$62	1.17%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.17%
Net Assets	$ 461,294,233
Holdings Count | holding	116
Advisory Fees Paid, Amount	$ 1,996,571
Investment Company, Portfolio Turnover	26.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Software	22%
Short-Term Investments	0.8%	Semiconductors and Semiconductor Equipment	17%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	13%
		Interactive Media and Services	10%
		Broadline Retail	6%

C000055501 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Growth Fund
Class Name	C Class
Trading Symbol	ADCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$101	1.92%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.92%
Net Assets	$ 461,294,233
Holdings Count | holding	116
Advisory Fees Paid, Amount	$ 1,996,571
Investment Company, Portfolio Turnover	26.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Software	22%
Short-Term Investments	0.8%	Semiconductors and Semiconductor Equipment	17%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	13%
		Interactive Media and Services	10%
		Broadline Retail	6%

C000016465 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Growth Fund
Class Name	R Class
Trading Symbol	ADRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$75	1.42%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.42%
Net Assets	$ 461,294,233
Holdings Count | holding	116
Advisory Fees Paid, Amount	$ 1,996,571
Investment Company, Portfolio Turnover	26.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Software	22%
Short-Term Investments	0.8%	Semiconductors and Semiconductor Equipment	17%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	13%
		Interactive Media and Services	10%
		Broadline Retail	6%

C000189759 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Growth Fund
Class Name	R5 Class
Trading Symbol	ADGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$38	0.72%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
Net Assets	$ 461,294,233
Holdings Count | holding	116
Advisory Fees Paid, Amount	$ 1,996,571
Investment Company, Portfolio Turnover	26.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Software	22%
Short-Term Investments	0.8%	Semiconductors and Semiconductor Equipment	17%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	13%
		Interactive Media and Services	10%
		Broadline Retail	6%

C000016466 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Growth Fund
Class Name	Investor Class
Trading Symbol	BEQGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 1,725,660,683
Holdings Count | holding	205
Advisory Fees Paid, Amount	$ 5,501,547
Investment Company, Portfolio Turnover	36.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Software	14%
Short-Term Investments	0.8%	Semiconductors and Semiconductor Equipment	12%
Other Assets and Liabilities	(0.2)%	Technology Hardware, Storage and Peripherals	7%
		Interactive Media and Services	7%
		Broadline Retail	5%

C000016468 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Growth Fund
Class Name	I Class
Trading Symbol	AMEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 1,725,660,683
Holdings Count | holding	205
Advisory Fees Paid, Amount	$ 5,501,547
Investment Company, Portfolio Turnover	36.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Software	14%
Short-Term Investments	0.8%	Semiconductors and Semiconductor Equipment	12%
Other Assets and Liabilities	(0.2)%	Technology Hardware, Storage and Peripherals	7%
		Interactive Media and Services	7%
		Broadline Retail	5%

C000016467 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Growth Fund
Class Name	A Class
Trading Symbol	BEQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Net Assets	$ 1,725,660,683
Holdings Count | holding	205
Advisory Fees Paid, Amount	$ 5,501,547
Investment Company, Portfolio Turnover	36.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Software	14%
Short-Term Investments	0.8%	Semiconductors and Semiconductor Equipment	12%
Other Assets and Liabilities	(0.2)%	Technology Hardware, Storage and Peripherals	7%
		Interactive Media and Services	7%
		Broadline Retail	5%

C000016469 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Growth Fund
Class Name	C Class
Trading Symbol	AEYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$86	1.65%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.65%
Net Assets	$ 1,725,660,683
Holdings Count | holding	205
Advisory Fees Paid, Amount	$ 5,501,547
Investment Company, Portfolio Turnover	36.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Software	14%
Short-Term Investments	0.8%	Semiconductors and Semiconductor Equipment	12%
Other Assets and Liabilities	(0.2)%	Technology Hardware, Storage and Peripherals	7%
		Interactive Media and Services	7%
		Broadline Retail	5%

C000016470 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Growth Fund
Class Name	R Class
Trading Symbol	AEYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$60	1.15%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
Net Assets	$ 1,725,660,683
Holdings Count | holding	205
Advisory Fees Paid, Amount	$ 5,501,547
Investment Company, Portfolio Turnover	36.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Software	14%
Short-Term Investments	0.8%	Semiconductors and Semiconductor Equipment	12%
Other Assets and Liabilities	(0.2)%	Technology Hardware, Storage and Peripherals	7%
		Interactive Media and Services	7%
		Broadline Retail	5%

C000189760 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Growth Fund
Class Name	R5 Class
Trading Symbol	AEYGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 1,725,660,683
Holdings Count | holding	205
Advisory Fees Paid, Amount	$ 5,501,547
Investment Company, Portfolio Turnover	36.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Software	14%
Short-Term Investments	0.8%	Semiconductors and Semiconductor Equipment	12%
Other Assets and Liabilities	(0.2)%	Technology Hardware, Storage and Peripherals	7%
		Interactive Media and Services	7%
		Broadline Retail	5%

C000016471 [Member]
Shareholder Report [Line Items]
Fund Name	Global Gold Fund
Class Name	Investor Class
Trading Symbol	BGEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Gold Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 663,097,743
Holdings Count | holding	59
Advisory Fees Paid, Amount	$ 2,260,597
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	Canada	50%
Short-Term Investments	6.4%	Australia	16%
Other Assets and Liabilities	(4.9)%	South Africa	12%
		United States	8%
		China	7%

C000055503 [Member]
Shareholder Report [Line Items]
Fund Name	Global Gold Fund
Class Name	I Class
Trading Symbol	AGGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Gold Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 663,097,743
Holdings Count | holding	59
Advisory Fees Paid, Amount	$ 2,260,597
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	Canada	50%
Short-Term Investments	6.4%	Australia	16%
Other Assets and Liabilities	(4.9)%	South Africa	12%
		United States	8%
		China	7%

C000016472 [Member]
Shareholder Report [Line Items]
Fund Name	Global Gold Fund
Class Name	A Class
Trading Symbol	ACGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Gold Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 663,097,743
Holdings Count | holding	59
Advisory Fees Paid, Amount	$ 2,260,597
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	Canada	50%
Short-Term Investments	6.4%	Australia	16%
Other Assets and Liabilities	(4.9)%	South Africa	12%
		United States	8%
		China	7%

C000055505 [Member]
Shareholder Report [Line Items]
Fund Name	Global Gold Fund
Class Name	C Class
Trading Symbol	AGYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Gold Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$84	1.65%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.65%
Net Assets	$ 663,097,743
Holdings Count | holding	59
Advisory Fees Paid, Amount	$ 2,260,597
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	Canada	50%
Short-Term Investments	6.4%	Australia	16%
Other Assets and Liabilities	(4.9)%	South Africa	12%
		United States	8%
		China	7%

C000055506 [Member]
Shareholder Report [Line Items]
Fund Name	Global Gold Fund
Class Name	R Class
Trading Symbol	AGGWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Gold Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$59	1.15%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
Net Assets	$ 663,097,743
Holdings Count | holding	59
Advisory Fees Paid, Amount	$ 2,260,597
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	Canada	50%
Short-Term Investments	6.4%	Australia	16%
Other Assets and Liabilities	(4.9)%	South Africa	12%
		United States	8%
		China	7%

C000016484 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Fund
Class Name	Investor Class
Trading Symbol	ASQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Company Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 154,699,594
Holdings Count | holding	293
Advisory Fees Paid, Amount	$ 681,294
Investment Company, Portfolio Turnover	43.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	9%
Short-Term Investments	0.9%	Software	8%
Other Assets and Liabilities	(0.2)%	Biotechnology	8%
		Insurance	4%
		Trading Companies and Distributors	4%

C000016486 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Fund
Class Name	I Class
Trading Symbol	ASCQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Company Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 154,699,594
Holdings Count | holding	293
Advisory Fees Paid, Amount	$ 681,294
Investment Company, Portfolio Turnover	43.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	9%
Short-Term Investments	0.9%	Software	8%
Other Assets and Liabilities	(0.2)%	Biotechnology	8%
		Insurance	4%
		Trading Companies and Distributors	4%

C000016485 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Fund
Class Name	A Class
Trading Symbol	ASQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Company Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Net Assets	$ 154,699,594
Holdings Count | holding	293
Advisory Fees Paid, Amount	$ 681,294
Investment Company, Portfolio Turnover	43.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	9%
Short-Term Investments	0.9%	Software	8%
Other Assets and Liabilities	(0.2)%	Biotechnology	8%
		Insurance	4%
		Trading Companies and Distributors	4%

C000088007 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Fund
Class Name	C Class
Trading Symbol	ASQCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Company Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$95	1.85%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.85%
Net Assets	$ 154,699,594
Holdings Count | holding	293
Advisory Fees Paid, Amount	$ 681,294
Investment Company, Portfolio Turnover	43.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	9%
Short-Term Investments	0.9%	Software	8%
Other Assets and Liabilities	(0.2)%	Biotechnology	8%
		Insurance	4%
		Trading Companies and Distributors	4%

C000016487 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Fund
Class Name	R Class
Trading Symbol	ASCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Company Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$70	1.35%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.35%
Net Assets	$ 154,699,594
Holdings Count | holding	293
Advisory Fees Paid, Amount	$ 681,294
Investment Company, Portfolio Turnover	43.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	9%
Short-Term Investments	0.9%	Software	8%
Other Assets and Liabilities	(0.2)%	Biotechnology	8%
		Insurance	4%
		Trading Companies and Distributors	4%

C000189764 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Fund
Class Name	R5 Class
Trading Symbol	ASQGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Company Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 154,699,594
Holdings Count | holding	293
Advisory Fees Paid, Amount	$ 681,294
Investment Company, Portfolio Turnover	43.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	9%
Short-Term Investments	0.9%	Software	8%
Other Assets and Liabilities	(0.2)%	Biotechnology	8%
		Insurance	4%
		Trading Companies and Distributors	4%

C000016488 [Member]
Shareholder Report [Line Items]
Fund Name	Utilities Fund
Class Name	Investor Class
Trading Symbol	BULIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Utilities Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Net Assets	$ 257,571,423
Holdings Count | holding	35
Advisory Fees Paid, Amount	$ 873,770
Investment Company, Portfolio Turnover	39.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sub-Industries (as a % of net assets)
Common Stocks	99.2%	Electric Utilities	64%
Short-Term Investments	1.1%	Multi-Utilities	20%
Other Assets and Liabilities	(0.3)%	Independent Power Producers and Energy Traders	6%
		Gas Utilities	3%
		Water Utilities	2%